Changes in Capital Accounts, At the Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2022	Jun. 01, 2022	Mar. 05, 2021
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01		$ 0.01
Issuance of common stock under ATM program, net of issuance costs (Note 9)		$ 0	$ 673	$ 1,788
H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)							$ 0.01
Shares issued (in shares)				35,128
Issuance of common stock under ATM program, net of issuance costs (Note 9)				$ 1,338
Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)					$ 0.01
Shares issued (in shares)	224,817			140,379
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 673			$ 450
Maximum [Member] | H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM							$ 5,900
Maximum [Member] | Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM					$ 30,000